Financial Instruments and Risk Management - Credit Risk Relates to Trade Receivables (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) MBbls	Dec. 31, 2019 USD ($)
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 9,996	$ 10,681
Revenue from sale of crude oil	181,765	271,352
Neither impaired nor past due [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	6,542	3,636
Not impaired and past due [member] | Within 30 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	2,255	226
Not impaired and past due [member] | Past due 31-60 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	34	131
Not impaired and past due [member] | Past due 61-90 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	510	5,672
Not impaired and past due [member] | Past due over 90 days [member]
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 655	1,016
Egyptian General Petroleum Corporation [Member]
Disclosure of credit risk exposure [line items]
Volume bbl sold | MBbls	1,602.1
Accounts receivable	$ 6,000	$ 5,700
Revenue from sale of crude oil	$ 65,300